Derivative Financial Instruments and Hedging Activities (Details Textual) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended		6 Months Ended							6 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Mar. 31, 2010	Jun. 30, 2013 Interest Rate Swaps [Member]	Jun. 30, 2013 Treasury Lock [Member]	Jun. 30, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Jun. 30, 2013 Senior Notes Due 2015 [Member]	Dec. 31, 2012 Senior Notes Due 2015 [Member]	Mar. 31, 2010 Senior Notes Due 2015 [Member]	Jun. 30, 2013 Five Year Term Loan Facility [Member]	Dec. 31, 2012 Five Year Term Loan Facility [Member]	Jun. 30, 2013 Revolving credit facility [Member] CreditFacility	Dec. 31, 2012 Revolving credit facility [Member]	Dec. 31, 2012 Revolving $500 million credit facility [Member]	Dec. 31, 2011 Revolving $200 million credit facility [Member]	Dec. 31, 2012 Swap [Member]	Jun. 30, 2013 Currency Swap [Member]	Dec. 31, 2012 Currency Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount																		$ 123	$ 63
Cash Settlement on Termination																	16
Gain on derivative																	15
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Offer to repurchase 5.125% senior notes due July 2010						2,050	2,050	350	350
Percentage of loan notes								5.625%	5.625%	5.625%
5-year term loan facility balance											281	289
Maturity period of term loan											5 years	5 years
Revolving credit facility													0		0
Revolving credit facilities available		500											500	522	500	200
Description of variable rate basis												LIBOR			LIBOR
Basis spread on variable rate												1.50%			1.50%
Expected gain to be recognized in income, next fiscal year																	5
Line Of Credit Facility Quantity													3
Derivative Instruments Amount Retained In Other Comprehensive Income				15
Notional amount of interest rate swaps		350	350		440
Maturity date of interest rate swaps	Jul. 15, 2015	Jul. 15, 2015
Weighted average fixed rate		2.71%
Weighted average variable rate		0.75%
Net derivative (gains) reclassified from accumulated comprehensive income into earnings within the next twelve months		13
Derivative Instruments, Gain (Loss) Recognized in Income, Net				5
Derivative, Fair Value, Net				16
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred	$ 3